Concentrations - Schedule of Revenue from Each Geographic Location (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue					$ 5,869,558	$ 5,726,572
Europe [Member]
Revenue					$ 4,152,218	$ 3,841,332
Concentration risk percentage	70.80%	64.90%	66.00%	72.20%	70.70%	67.10%
North America [Member]
Revenue					$ 1,162,869	$ 1,282,494
Concentration risk percentage	19.70%	27.50%	24.90%	18.30%	19.80%	22.40%
South America [Member]
Revenue					$ 42,212	$ 227,280
Concentration risk percentage	0.60%	0.80%	0.50%	0.80%	0.70%	4.00%
Asia and Pacific [Member]
Revenue					$ 414,725	$ 317,699
Concentration risk percentage	6.90%	5.70%	6.70%	7.00%	7.10%	5.50%
Africa [Member]
Revenue					$ 46,783	$ 58,096
Concentration risk percentage	0.60%	0.50%	0.90%	0.90%	0.80%	1.00%